LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment loss on investments	$ 0	$ 0	$ 0
Operating income loss	$ 9,567,099	9,482,256	8,317,465
Xiamen Blue Wave
Equity interest	20.00%
Ownership percentage diluted	15.00%
Carrying value of cost method investment	$ 1,839,109	1,720,134	1,744,566
Fujian Youth
Equity interest	48.50%
Carrying value of cost method investment	$ 75,559	7,167	7,269
Operating income loss	$ 27,693	$ 0	$ 0
Renchao Huyu
Equity interest	49.00%
Shanghai
Equity interest	51.00%